Summary Prospectus and Prospectus Supplement Supplement dated May 25, 2019
High-Yield Fund
(Summary Prospectus and Prospectus dated August 1, 2018)

The following replaces the Portfolio Managers section on pages 4-5 of the summary prospectus and page 5 of the prospectus.
Portfolio Managers
Charles Tan, Senior Vice President and Co-Chief Investment Officer, Global Fixed Income, has served on teams managing fixed-income investments since joining the advisor in 2018.
Jeffrey L. Houston, CFA, Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments for American Century since joining the advisor in 1990.
Gavin Fleischman, Vice President and Portfolio Manager, has served on teams managing fixed-income investments for American Century since joining the advisor in 2008.

The following replaces The Fund Management Team section on page 10 of the prospectus.
The Fund Management Team
The advisor uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets, corporate bonds, government bonds and municipal bonds, in its management of fixed-income funds. Designated portfolio managers serve on the firm’s Global Macro Strategy Team, which is responsible for periodically adjusting the fund’s strategic investment parameters based on economic and market conditions. The fund’s other portfolio managers are responsible for security selection and portfolio construction for the fund within these strategic parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment team provide research and analytical support but generally do not make day-to-day investment decisions for the fund.
The individuals listed below are jointly and primarily responsible for the day-to-day management of the fund described in this prospectus.
Charles Tan (Global Macro Strategy Team Representative)
Mr. Tan, Senior Vice President and Co-Chief Investment Officer, Global Fixed Income, has served on teams managing fixed-income investments for American Century since joining the advisor in 2018. Prior to joining American Century, Mr. Tan worked at Aberdeen Standard Investments as head of North American fixed income from 2015 to 2018 and head of U.S. credit and as a senior portfolio manager from 2005 to 2015. He has a bachelor’s degree in economics from University of International Business and Economics, Beijing and an MBA from Bucknell University.
Jeffrey L. Houston
Mr. Houston, Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments for American Century since joining the advisor in 1990. He has a bachelor’s degree in history and political science from the University of Delaware and a master’s degree of public administration from Syracuse University. He is a CFA charterholder.
Gavin Fleischman
Mr. Fleischman, Vice President and Portfolio Manager, has served on teams managing fixed-income investments for American Century since joining the advisor in 2008 as a corporate analyst. He was promoted to portfolio manager in 2015. He has a bachelor’s degree in history from Lafayette College and an MBA in finance from Fordham University.
The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

©2019 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-95254 1905

Summary Prospectus and Prospectus Supplement Supplement dated May 25, 2019
Short Duration Strategic Income Fund
(Summary Prospectus dated August 1, 2018 as revised December 1, 2018 and Prospectus dated August 1, 2018)
Strategic Income Fund
(Summary Prospectus and Prospectus dated August 1, 2018)

The following replaces the Portfolio Managers section on pages 5 of the summary prospectuses and pages 5-6 of the Short Duration Strategic Income prospectus and page 6 of the Strategic Income prospectus.
Portfolio Managers
Charles Tan, Senior Vice President and Co-Chief Investment Officer, Global Fixed Income, has served on teams managing fixed-income investments since joining the advisor in 2018.
Jeffrey L. Houston, CFA, Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments for American Century since joining the advisor in 1990.
Robert V. Gahagan, Senior Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments for American Century since joining the advisor in 1983.
Brian Howell, Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments for American Century since joining the advisor in 1987.
Margé Karner, Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments for American Century since joining the advisor in 2014.

The following replaces The Fund Management Team section on pages 11-12 of the Short Duration Strategic Income prospectus and pages 10-11 of the Strategic Income prospectus.
The Fund Management Team
The advisor uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets, corporate bonds, government bonds and municipal bonds, in its management of fixed-income funds. Designated portfolio managers serve on the firm’s Global Macro Strategy Team, which is responsible for periodically adjusting the fund’s strategic investment parameters based on economic and market conditions. All listed portfolio managers are responsible for security selection and portfolio construction for the fund within these strategic parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment team provide research and analytical support but generally do not make day-to-day investment decisions for the fund.
The individuals listed below are jointly and primarily responsible for the day-to-day management of the fund described in this prospectus.
Charles Tan (Global Macro Strategy Team Representative)
Mr. Tan, Senior Vice President and Co-Chief Investment Officer, Global Fixed Income, has served on teams managing fixed-income investments for American Century since joining the advisor in 2018. Prior to joining American Century, Mr. Tan worked at Aberdeen Standard Investments as head of North American fixed income from 2015 to 2018 and head of U.S. credit and as a senior portfolio manager from 2005 to 2015. He has a bachelor’s degree in economics from University of International Business and Economics, Beijing and an MBA from Bucknell University.
Jeffrey L. Houston
Mr. Houston, Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments for American Century since joining the advisor in 1990. He has a bachelor’s degree in history and political science from the University of Delaware and a master’s degree of public administration from Syracuse University. He is a CFA charterholder.
Robert V. Gahagan (Global Macro Strategy Team Representative)
Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments for American Century since joining the advisor in 1983. He has a bachelor’s degree in economics and an MBA from the University of Missouri – Kansas City.

Brian Howell (Global Macro Strategy Team Representative)
Mr. Howell, Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments for American Century since joining the advisor in 1987. He has a bachelor’s degree in mathematics/statistics and an MBA from the University of California – Berkeley.
Margé Karner (Global Macro Strategy Team Representative)
Ms. Karner, Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments for American Century since joining the advisor in 2014. Prior to joining American Century Investments, she worked at International Finance Corporation as a principal investment officer. She spent five years at HSBC Global Asset Management as a senior portfolio manager in global emerging markets debt and head of special situations. She has a bachelor’s degree in international relations and economics from Wheaton College and a master’s degree in international economics and east European studies from The John Hopkins School of Advanced International Studies.
The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

©2019 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-95253 1905